Growth and Income Portfolio
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7%
Automobiles & Components — .4%
Ford Motor Co.	37,933	437,747
Banks — 4.4%
Citigroup, Inc.	6,152	697,698
Columbia Banking System, Inc.	11,563	317,173
Fifth Third Bancorp	21,850	1,015,151
First Horizon Corp.	26,491	602,935
JPMorgan Chase & Co.	4,754	1,398,437
SouthState Bank Corp.	3,265	302,078
Truist Financial Corp.	6,789	312,090
		4,645,562
Capital Goods — 9.9%
AMETEK, Inc.	2,073	444,368
Axon Enterprise, Inc.(a)	866	367,782
Carlisle Companies, Inc.(b)	1,222	407,684
Caterpillar, Inc.	643	455,540
CNH Industrial NV	25,483	280,313
Dover Corp.	3,013	628,060
Emerson Electric Co.	7,174	939,937
Ferguson Enterprises, Inc.	942	219,731
GE Vernova, Inc.	1,089	950,588
Honeywell International, Inc.	1,648	372,497
Howmet Aerospace, Inc.	4,286	987,752
Hubbell, Inc.	2,895	1,420,692
L3Harris Technologies, Inc.	2,956	1,020,263
Regal Rexnord Corp.	1,798	336,693
Trane Technologies PLC	1,438	599,272
Vertiv Holdings Co., Cl. A	3,463	867,759
		10,298,931
Commercial & Professional Services — .4%
Veralto Corp.	4,890	432,374
Consumer Discretionary Distribution & Retail — 5.6%
Amazon.com, Inc.(a)	23,316	4,856,023
Burlington Stores, Inc.(a)	1,311	426,573
Chewy, Inc., Cl. A(a)	11,861	320,247
Lowe’s Companies, Inc.	1,048	247,622
		5,850,465
Consumer Durables & Apparel — .8%
Deckers Outdoor Corp.(a)	3,327	332,999
Ralph Lauren Corp.	1,594	548,320
		881,319
Consumer Services — 1.1%
Dutch Bros, Inc., Cl. A(a),(b)	5,709	289,218
Las Vegas Sands Corp.	7,468	402,376
Planet Fitness, Inc., Cl. A(a)	3,835	285,247
Wingstop, Inc.(b)	1,242	192,473
		1,169,314
Consumer Staples Distribution & Retail — .7%
Casey’s General Stores, Inc.	943	686,372

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Energy — 5.0%
Diamondback Energy, Inc.	1,917	379,163
EQT Corp.	11,740	747,134
Expand Energy Corp.	2,745	301,346
Exxon Mobil Corp.	9,008	1,528,297
Marathon Petroleum Corp.	1,880	459,058
Permian Resources Corp., Cl. A	13,042	278,056
Phillips 66	3,247	591,539
SLB Ltd.	19,049	978,928
		5,263,521
Equity Real Estate Investment Trusts — .4%
Weyerhaeuser Co.(c)	18,102	442,232
Financial Services — 7.0%
Berkshire Hathaway, Inc., Cl. B(a)	3,023	1,448,622
Capital One Financial Corp.	1,995	363,948
CME Group, Inc.	3,780	1,116,423
Mastercard, Inc., Cl. A	3,058	1,527,960
Morgan Stanley	4,619	760,149
The Charles Schwab Corp.	8,728	820,257
The Goldman Sachs Group, Inc.	993	840,068
Voya Financial, Inc.	6,090	416,069
		7,293,496
Health Care Equipment & Services — 4.2%
Alcon AG	10,446	787,106
Boston Scientific Corp.(a)	4,978	312,370
Elevance Health, Inc.	3,162	925,676
Guardant Health, Inc.(a),(b)	3,502	323,480
IDEXX Laboratories, Inc.(a)	826	464,121
Medtronic PLC	5,854	507,249
UnitedHealth Group, Inc.	3,811	1,031,218
		4,351,220
Household & Personal Products — 1.7%
Colgate-Palmolive Co.	11,350	967,360
The Estee Lauder Companies, Inc., Cl. A	10,797	774,901
		1,742,261
Insurance — 3.5%
American International Group, Inc.	6,854	515,763
Aon PLC, Cl. A	2,337	754,337
Assurant, Inc.	5,905	1,286,168
Chubb Ltd.	1,991	648,927
Old Republic International Corp.	11,350	452,865
		3,658,060
Materials — 2.0%
CRH PLC	4,529	476,088
Freeport-McMoRan, Inc.	6,674	392,298
International Paper Co.	11,706	417,904
Newmont Corp.	4,579	495,677
Packaging Corp. of America	1,212	257,211
		2,039,178
Media & Entertainment — 9.2%
Alphabet, Inc., Cl. A	1,916	550,965
Alphabet, Inc., Cl. C	13,806	3,960,389

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Media & Entertainment — 9.2% (continued)
Meta Platforms, Inc., Cl. A	3,504	2,004,744
Netflix, Inc.(a)	11,656	1,120,724
Omnicom Group, Inc.(b)	14,965	1,127,014
Spotify Technology SA(a)	995	482,486
The Walt Disney Company	3,642	351,016
		9,597,338
Pharmaceuticals, Biotechnology & Life Sciences — 7.6%
Ascendis Pharma A/S, ADR(a),(b)	1,674	382,894
Bristol-Myers Squibb Co.	12,056	731,196
Gilead Sciences, Inc.	8,842	1,232,310
Illumina, Inc.(a)	2,511	309,506
Insmed, Inc.(a)	2,699	441,340
Johnson & Johnson	6,109	1,493,284
Madrigal Pharmaceuticals, Inc.(a)	708	370,617
Natera, Inc.(a)	1,711	342,183
Pfizer, Inc.	13,835	388,487
Repligen Corp.(a),(b)	2,501	294,668
Thermo Fisher Scientific, Inc.	2,567	1,261,757
Vertex Pharmaceuticals, Inc.(a)	1,435	640,785
		7,889,027
Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices, Inc.(a)	2,627	534,411
Applied Materials, Inc.	3,562	1,217,456
ASML Holding NV	618	816,273
Broadcom, Inc.	3,274	1,013,336
NVIDIA Corp.	50,816	8,862,310
Texas Instruments, Inc.	10,775	2,091,858
		14,535,644
Software & Services — 8.0%
Bentley Systems, Inc., Cl. B(b)	8,308	291,777
Datadog, Inc., Cl. A(a)	2,981	351,907
Dolby Laboratories, Inc., Cl. A(b)	5,304	318,558
International Business Machines Corp.	1,409	341,527
Intuit, Inc.	1,504	650,300
JFrog Ltd.(a)	6,081	285,381
Microsoft Corp.	10,734	3,973,405
MongoDB, Inc.(a)	1,192	291,766
ServiceNow, Inc.(a)	4,982	520,868
Shopify, Inc., Cl. A(a)	5,057	599,861
Synopsys, Inc.(a)	1,768	700,977
		8,326,327
Technology Hardware & Equipment — 7.6%
Apple, Inc.	21,218	5,384,916
Cisco Systems, Inc.	23,437	1,818,477
TE Connectivity PLC	965	201,704
Western Digital Corp.	2,118	572,898
		7,977,995
Telecommunication Services — 1.7%
AT&T, Inc.	31,152	903,096

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
Telecommunication Services — 1.7% (continued)
Verizon Communications, Inc.	13,521	678,754
Vodafone Group PLC, ADR	15,389	231,143
		1,812,993
Transportation — 2.6%
CSX Corp.	22,958	942,426
Delta Air Lines, Inc.	13,677	909,247
FedEx Corp.	1,255	447,006
Uber Technologies, Inc.(a)	6,340	456,036
		2,754,715
Utilities — 1.0%
Constellation Energy Corp.	2,393	668,245
Dominion Energy, Inc.	5,285	326,719
		994,964
Total Equity Securities - Common Stocks (cost $68,009,385)		103,081,055

	1-Day Yield (%)
Investment Companies — 1.8%
Registered Investment Companies — 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,872,971)	3.72	1,872,971	1,872,971
Total Investments (cost $69,882,356)		100.5%	104,954,026
Liabilities, Less Cash and Receivables		(.5%)	(471,921)
Net Assets		100.0%	104,482,105

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2026, the value of the fund’s securities on loan was $2,084,086 and the value of the collateral was
$2,064,331, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
Growth and Income Portfolio
March 31, 2026 (Unaudited)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	103,081,055	—	—	103,081,055
Investment Companies	1,872,971	—	—	1,872,971
	104,954,026	—	—	104,954,026

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At March 31, 2026, accumulated net unrealized appreciation on investments was $35,071,670, consisting of $38,717,381 gross unrealized appreciation and $3,645,711 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.